Cover	Jun. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2023
Entity File Number	001-36475
Entity Registrant Name	Aemetis, Inc.
Entity Central Index Key	0000738214
Entity Tax Identification Number	26-1407544
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20400 Stevens Creek Blvd.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Cupertino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95014
City Area Code	(408)
Local Phone Number	213-0940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AMTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false